SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION (Tables)	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
Schedule of Revenue by Geographic Location
The following tables present total revenues for the years ended December 31, 2014, 2015 and 2016 and long-lived assets as of December 31, 2015 and 2016:

Revenues:

	Year ended December 31,
	2014	2015	2016

United States	$60,761	$92,034	$125,749
Israel	4,234	5,203	6,818
United Kingdom	12,220	16,746	21,699
EMEA *)	16,744	28,695	39,577
Other	9,040	18,134	22,770

	$102,999	$160,812	$216,613

Schedule of Long-Lived Assets by Geographic Location
For the years ended December 31, 2014 and 2015, no single customer contributed more than 10% to the Company's total revenues. For the year ended December 31, 2016, 12.1% of the Company's total revenues was derived from one channel partner.

Long-lived assets:

	December 31,
	2015	2016

United States	$929	$1,421
Israel	2,418	3,014
United Kingdom	155	90
EMEA *)	22	24
Other	60	211

	$3,584	$4,760

*) Europe, the Middle East and Africa, excluding United Kingdom and Israel